S000048334 [Member] Investment Strategy - Bridge Builder Large Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time to time, the Fund may also buy or sell derivatives, principally futures contracts for cash equitization purposes. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Fund is a non‑diversified fund. A non‑diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: BlackRock Investment Management, LLC (“BlackRock”), Jennison Associates LLC (“Jennison”), Lazard Asset Management LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies. The criterion for the selection of investments is the Russell 1000® Growth Index.
Jennison’s Principal Investment Strategies
Jennison seeks to invest in large capitalization securities whose price will increase over the long term. It invests in equity and equity-related securities of companies that it believes have strong capital appreciation potential. In deciding which equities to buy, Jennison follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are believed to be attractively valued. Jennison’s confidence in potential issuer earnings is an important part of the selection process. Jennison evaluates a company’s value by examining fundamental metrics such as price to forward earnings, price to book value, price to sales, and enterprise value to earnings before interest, taxes, depreciation, and amortization.
Lazard’s Principal Investment Strategies
Lazard invests primarily in equity securities, principally common stocks, of U.S. companies that Lazard believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although Lazard generally focuses on large capitalization companies, the market capitalizations of issuers in which Lazard invests may vary with market conditions, and Lazard also may invest in medium capitalization and small capitalization companies.
SGA’s Principal Investment Strategies
SGA uses an investment process to identify large capitalization companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA seeks to identify companies that exhibit characteristics such as pricing power, repeat revenue streams, and global reach that, in SGA’s judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom‑up stock selection approach. SGA selects investments that it believes have superior long-term earnings prospects and attractive valuation. SGA seeks to sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. T. Rowe Price generally looks for companies having the following characteristics: above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price will invest primarily in the securities of large-capitalization companies. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the information technology sector.